Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Integrated Small Cap Growth Fund - Class A | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Small Cap Growth Fund - Class A | NEXTracker, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Integrated Small Cap Growth Fund - Class A | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Class A | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Class A | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Class A | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A | Legalzoom.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Class A | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A | Warby Parker, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Integrated Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Integrated Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Columbia Integrated Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Integrated Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Integrated Small Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Integrated Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Small Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Integrated Small Cap Growth Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Integrated Small Cap Growth Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | NEXTracker, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Legalzoom.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Warby Parker, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%